K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000 www.klgates.com
Michelle Y. Mesack
D 202.778.9405
F 202.778.9100
February 28, 2011	michelle.mesack@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)
- Legg Mason BW International Opportunities Bond Fund

Post-Effective Amendment No. 14 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (“PEA 14”) on behalf of Legg Mason BW International Opportunities Bond Fund (“Fund”). PEA 14 includes the prospectus (“Prospectus”) and the statement of additional information (“SAI”) relating to the Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The purpose of this filing is to add one new class of shares, “Class R”, to the Fund.

Other than with respect to disclosure regarding the new Class R shares (“Class R Disclosure”), the form and text of the Prospectus and SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following filing:

Pre-Effective Amendment No. 1 to the Registrant’s initial registration statement on Form N-1A filed pursuant to the 1933 Act and the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class I and Class IS shares of Legg Mason BW International Opportunities Bond Fund (formerly, Legg Mason International Opportunities Bond Fund) (Accession No. 0000898432-09-001420) (December 1, 2009).

The Class R Disclosure contained in the Prospectus and SAI is substantially the same as the Class R Disclosure for Legg Mason BW Absolute Return Opportunities Fund, a series of the Registrant, contained in its currently effective registration statement reviewed by the Staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 10 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class I and Class IS shares of Legg Mason BW Absolute Return Opportunities Fund (Accession No. 0000898432-10-001530) (December 15, 2010).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 14. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 14 become effective on April 29, 2011. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by April 6, 2011. This will assist the Registrant in keeping to its expected commencement of operations date for the new class and printing schedule.

Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack